UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

-Dreyfus International Equity Fund

                              -Dreyfus Small Cap Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2015 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Australia--4.0%
ASX	69,202		2,123,107
Commonwealth Bank of Australia	73,006		4,510,363
Goodman Group	570,010		2,580,678
LendLease Group	318,570		3,285,963
Woodside Petroleum	225,274		4,724,724
			17,224,835
Belgium--1.2%
Anheuser-Busch InBev	42,029		5,191,661
France--11.9%
Airbus Group	58,853		3,951,616
Atos	41,680		3,500,684
AXA	243,883		6,667,465
Cap Gemini	37,199		3,441,971
Carrefour	169,803		4,889,731
Cie Generale des Etablissements Michelin	45,835		4,351,954
Eiffage	35,370		2,281,018
Safran	21,524		1,474,111
Sanofi	100,664		8,589,280
Societe Generale	114,000		5,258,561
Thales	62,119		4,654,706
Total	63,445		2,825,592
			51,886,689
Germany--7.6%
Commerzbank	750,315	[a]	7,768,435
Continental	25,917		6,290,494
Deutsche Post	116,379		3,277,434
Evonik Industries	92,406		3,066,430
Infineon Technologies	374,285		5,477,248
ProSiebenSat.1 Media	98,157		4,965,201
Wacker Chemie	27,763		2,322,481
			33,167,723
Hong Kong--1.6%

AIA Group	1,193,800		7,112,133
Ireland--1.6%
Bank of Ireland	8,757,094	a	3,209,487
Smurfit Kappa Group	152,701		3,897,127
			7,106,614
Israel--2.9%
Bezeq The Israeli Telecommunication	1,221,249		2,687,634
Teva Pharmaceutical Industries, ADR	153,891		10,101,405
			12,789,039
Italy--3.4%
Assicurazioni Generali	119,561		2,186,064
Banco Popolare	164,533	[a]	2,256,171
Enel	1,021,256		4,271,711
Prysmian	99,249		2,170,971
Telecom Italia	3,046,377	[a]	3,839,728
			14,724,645
Japan--23.3%
Aisin Seiki	167,200		7,188,900
Chubu Electric Power	309,200		4,229,364
East Japan Railway	28,600		2,687,891
Fujitsu	899,000		4,474,654
Hitachi Chemical	121,200		1,920,453
Japan Airlines	123,200		4,411,973
KDDI	267,800		6,932,530
Mitsubishi Electric	499,000		5,231,776
Mizuho Financial Group	2,135,300		4,262,559
Murata Manufacturing	20,200		2,899,239
Nintendo	29,200		4,019,726
Nippon Shokubai	31,400		2,182,015
Nitto Denko	40,700		2,968,853
Panasonic	682,500		6,926,624
Resona Holdings	816,800		3,964,633
Secom	40,600		2,747,386
Seven & I Holdings	191,600		8,736,083
Shionogi & Co.	82,800		3,743,281
Sony	266,700		6,533,720
Sumitomo Mitsui Financial Group	231,100		8,717,622
TDK	44,800		2,865,626

Tosoh	780,000		4,005,605
			101,650,513
Luxembourg--1.0%
APERAM	118,788	[a]	4,206,752
Netherlands--2.0%
Heineken	54,236		4,628,983
NXP Semiconductors	48,295	[a]	4,068,854
			8,697,837
Portugal--1.1%
Galp Energia	424,301		4,918,479
Singapore--1.9%
ComfortDelGro	669,700		1,432,466
Oversea-Chinese Banking	785,500		4,854,758
Singapore Exchange	328,200		1,775,450
			8,062,674
Spain--3.3%
ACS Actividades de Construccion y Servicios	137,330		4,000,951
Banco Bilbao Vizcaya Argentaria	1,134,393		8,272,701
Distribuidora Internacional de Alimentacion	367,248	[a]	2,157,613
			14,431,265
Sweden--2.4%
Boliden	157,737		2,615,368
SKF, Cl. B	232,211		3,743,657
Svenska Cellulosa, Cl. B	145,149		4,215,260
			10,574,285
Switzerland--7.1%
Actelion	24,324	[a]	3,346,944
Adecco	55,613	[a]	3,818,599
Credit Suisse Group	198,608	[a]	4,292,582
Julius Baer Group	93,876	[a]	4,500,763
Novartis	129,803		11,095,118
Swiss Life Holding	14,685	[a]	3,941,157
			30,995,163
United Kingdom--22.1%
AstraZeneca	179,285		12,121,346
Aviva	613,145		4,632,982
BAE Systems	428,440		3,153,242
BG Group	333,099		4,830,401

HSBC Holdings	1,216,596	9,600,746
Imperial Tobacco Group	117,644	6,187,588
Marks & Spencer Group	708,563	4,708,669
National Grid	319,485	4,394,292
Petrofac	182,953	2,143,593
Prudential	271,501	6,078,375
RELX	393,849	6,622,960
Sky	405,385	6,632,519
Unilever	290,724	12,448,228
Whitbread	51,289	3,314,536
Wolseley	56,874	3,091,624
WPP	265,609	6,113,748
		96,074,849
United States--.6%
iShares MSCI EAFE ETF	47,020	2,761,014
Total Investments (cost $444,553,632)	99.0%	431,576,170
Cash and Receivables (Net)	1.0%	4,301,763
Net Assets	100.0%	435,877,933

ADR - American Depository Receipts
ETF - Exchange Traded Fund

a	Non-income producing security.

At December 31, 2015, net unrealized depreciation on investments was $12,977,462 of which $17,225,421 related to appreciated investment securities and $30,202,883 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.9
Consumer Discretionary	16.2
Consumer Staples	11.1
Health Care	11.2
Industrial	12.7
Information Technology	5.5
Materials	6.2
Energy	4.5

Utilities	3.0
Telecommunication Services	3.1
Exchange-Traded Funds	.6
99.0

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	14,170,259	414,644,897	††	-	428,815,156
Exchange-Traded Funds†	2,761,014			-	2,761,014
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	5,281		-	5,281

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
†††Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Australian Dollar,
Expiring
1/4/2016 [a]	1,771,189	1,295,943	1,290,662	5,281

Counterparty:
a	UBS

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--11.1%
Bank of Hawaii	13,809		868,586
Boston Private Financial Holdings	35,365		401,039
First Horizon National	59,084		857,900
First Republic Bank	14,119		932,701
SVB Financial Group	3,310	[a]	393,559
Synovus Financial	36,773		1,190,710
Webster Financial	25,979		966,159
			5,610,654
Capital Goods--7.2%
AGCO	15,539	[b]	705,315
Carlisle	8,538		757,235
Chart Industries	12,143	[a]	218,088
MSC Industrial Direct, Cl. A	6,793		382,242
Snap-on	6,420		1,100,581
Timken	15,422		440,915
			3,604,376
Commercial & Professional Services--3.7%
Advisory Board	15,783	[a]	782,995
Clean Harbors	14,167	[a]	590,056
Herman Miller	17,848		512,238
			1,885,289
Consumer Durables & Apparel--1.3%
Toll Brothers	19,098	a	635,963
Consumer Services--5.1%
Cheesecake Factory	17,200		793,092
Grand Canyon Education	19,538	a	783,865
Service Corporation International	38,927		1,012,881
			2,589,838
Diversified Financials--3.8%
E*TRADE Financial	33,283	a	986,508
Raymond James Financial	16,392		950,244

			1,936,752
Energy--5.9%
Dril-Quip	10,132	[a]	600,118
Energen	15,510		635,755
Oceaneering International	14,724		552,445
Oil States International	16,956	[a]	462,051
RPC	60,831	[b]	726,930
			2,977,299
Exchange-Traded Funds--.9%
iShares Russell 2000 Value ETF	4,673		429,636
Food & Staples Retailing--3.4%
Casey's General Stores	8,484		1,021,898
United Natural Foods	17,363	[a,b]	683,408
			1,705,306
Health Care Equipment & Services--8.9%
Air Methods	20,451	[a,b]	857,510
Globus Medical, Cl. A	19,728	[a]	548,833
HealthSouth	15,823		550,799
LifePoint Health	12,129	[a]	890,269
MEDNAX	12,745	[a]	913,307
WellCare Health Plans	9,154	[a]	715,934
			4,476,652
Insurance--1.7%
First American Financial	23,578		846,450
Materials--1.0%
Royal Gold	8,243		300,622
Stillwater Mining	20,869	[a,b]	178,847
			479,469
Media--2.8%
E.W. Scripps, Cl. A	34,084		647,596
New York Times, Cl. A	56,027		751,882
			1,399,478
Real Estate--9.8%
Alexandria Real Estate Equities	6,872	[c]	620,954
Brixmor Property Group	26,360	[c]	680,615
CyrusOne	20,089	[c]	752,333
EPR Properties	13,156	[c]	768,968
Equity Commonwealth	30,962	[a,c]	858,576

Healthcare Trust of America, Cl. A	26,025		701,894
Kite Realty Group Trust	20,983	[c]	544,089
			4,927,429
Retailing--3.9%
Dick's Sporting Goods	14,515		513,105
Guess?	25,705	[b]	485,310
Staples	50,377		477,070
Urban Outfitters	22,582	[a]	513,741
			1,989,226
Semiconductors & Semiconductor Equipment--3.7%
First Solar	10,658	[a,b]	703,321
Semtech	19,890	[a]	376,319
Teradyne	38,488		795,547
			1,875,187
Software & Services--10.6%
Acxiom	27,099	[a]	566,911
Amdocs	15,710		857,295
CoreLogic	19,446	[a]	658,442
Leidos Holdings	9,472		532,895
PTC	15,297	[a]	529,735
Synchronoss Technologies	10,702	[a,b]	377,031
Synopsys	18,145	[a]	827,593
TiVo	66,257	[a]	571,798
VeriFone Systems	14,506	[a]	406,458
			5,328,158
Technology Hardware & Equipment--4.4%
Electronics For Imaging	13,479	[a]	630,008
F5 Networks	2,561	[a]	248,315
IPG Photonics	6,617	[a,b]	589,972
National Instruments	25,637		735,526
			2,203,821
Transportation--3.5%
Alaska Air Group	7,886	[b]	634,902
Kirby	7,960	[a]	418,855
Knight Transportation	10,410		252,234
Ryder System	8,004		454,867
			1,760,858
Utilities--6.8%

Atmos Energy	14,043	885,271
CMS Energy	22,583	814,795
NiSource	48,008	936,636
Portland General Electric	22,239	808,832
		3,445,534
Total Common Stocks
(cost $42,822,506)		50,107,375
Investment of Cash Collateral for
Securities Loaned--1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $750,081)	750,081 [d]	750,081
Total Investments (cost $43,572,587)	101.0%	50,857,456
Liabilities, Less Cash and Receivables	(1.0%)	(497,265)
Net Assets	100.0%	50,360,191

ETF--Exchange-Traded Fund

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2015, the value of the fund's securities on loan was $5,175,840 and the value of the collateral held by the fund was $5,334,981, consisting of cash collateral of $750,081 and
U.S. Government and Agency securities valued at $4,584,900.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2015, net unrealized appreciation on investments was $7,284,869 of which $10,570,039 related to appreciated investment securities and $3,285,170 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	11.1
Software & Services	10.6
Real Estate	9.8
Health Care Equipment & Services	8.9
Capital Goods	7.2
Utilities	6.8
Energy	5.9

Consumer Services	5.1
Technology Hardware & Equipment	4.4
Retailing	3.9
Diversified Financials	3.8
Commercial & Professional Services	3.7
Semiconductors & Semiconductor Equipment	3.7
Transportation	3.5
Food & Staples Retailing	3.4
Media	2.8
Insurance	1.7
Money Market Investment	1.5
Consumer Durables & Apparel	1.3
Materials	1.0
Exchange-Traded Funds	.9
101.0

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	49,677,739	-	-	49,677,739
Exchange-Traded Funds	429,636	-	-	429,636
Mutual Funds	750,081	-	-	750,081

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)